Note 10 - Stock Options - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Weighted Average Exercise Price, outstanding (in dollars per share)		$ 0.10	$ 0.10		$ 0.10
Number of Options, outstanding (in shares)		19,222	19,222		19,222
Number of Options, exercised (in shares)
Weighted Average Exercise Price, exercised (in dollars per share)
Number of Options, cancelled (in shares)
Weighted Average Exercise Price, cancelled (in dollars per share)
Number of Options, outstanding (in shares)		748,000	19,222		19,222		19,222
Weighted Average Exercise Price, outstanding (in dollars per share)		$ 24.95	$ 0.10		$ 0.10		$ 0.10
Weighted Average Remaining Life in Years, outstanding (Year)		6 years 73 days	7 years 4 months 24 days		8 years 4 months 24 days		9 years 4 months 24 days
Intrinsic Value, outstanding		$ 188	$ 6,956	[1]	$ 6,639	[1]
Options Outstanding, Vested and expected to vest (in shares)			19,222
Weighted Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)			$ 0.10
Weighted-average Remaining Contractual Life, Vested and expected to vest (Year)			7 years 4 months 24 days
Aggregate Intrinsic Value, Vested and expected to vest	[1]		$ 6,956
Number of Options, exercisable (in shares)		530,000	19,222,032
Weighted Average Exercise Price, exercisable (in dollars per share)		$ 33.93	$ 0.09
Weighted Average Remaining Life in Years, exercisable (Year)		5 years 255 days	7 years 4 months 24 days
Intrinsic Value, exercisable		$ 188	$ 4,119	[1]
Shares Available For Grant, Balance (in shares)			5,000		5,000		5,000
Alliqua Biomedical, Inc. [Member]
Number of Options, outstanding (in shares)		11,000
Weighted Average Exercise Price, outstanding (in dollars per share)		$ 1,449.05

[1]	The aggregate intrinsic value is calculated as the difference between the stock option exercise price and the estimated fair value of the Company's common stock of $0.46 and $0.44 per share as of December 31, 2018 and 2017.